[COVER PAGE]


ANNUAL REPORT


PHOENIX
Estate Edge (SM)



                               PHOENIX HOME LIFE
                        VARIABLE UNIVERSAL LIFE ACCOUNT

                               December 31, 1997





[LOGO] PHOENIX

                                TABLE OF CONTENTS

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT




Money Market Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   4

Growth Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   4

Strategic Allocation Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   4

International Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   4

Balanced Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   4

Real Estate Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   4

Strategic Theme Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   5

Enhanced Index Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   5

Wanger International Small Cap Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   5

Wanger U.S. Small Cap Sub-Account
 Statement of Assets and Liabilities .........   2
 Statement of Operations .....................   3
 Statement of Changes in Net Assets ..........   5

Notes to Financial Statements ................   6

This annual report for the Phoenix Home Life Variable Universal Life Account for the period ended December 31, 1997 contains the financial statements for the Account's single premium variable universal life policies.

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997


                                                                                                       Strategic
                                                                    Money Market        Growth        Allocation
                                                                     Sub-Account     Sub-Account      Sub-Account
                                                                   --------------   -------------   --------------
Assets
 Investments at cost ...........................................     $  379,893      $  113,391       $    2,674
                                                                     ==========      ==========       ==========
 Investment in The Phoenix Edge Series Fund, at market .........     $  379,893      $  105,118       $    2,354
                                                                     ----------      ----------       ----------
  Total assets .................................................        379,893         105,118            2,354
Liabilities
 Accrued expenses to related party .............................            379              41                2
                                                                     ----------      ----------       ----------
Net assets .....................................................     $  379,514      $  105,077       $    2,352
                                                                     ==========      ==========       ==========
Accumulation units outstanding .................................        264,296          25,015              845
                                                                     ==========      ==========       ==========
Unit value .....................................................     $ 1.435943      $ 4.200538       $ 2.782239
                                                                     ==========      ==========       ==========


                                                                    International       Balanced       Real Estate
                                                                     Sub-Account      Sub-Account      Sub-Account
                                                                   ---------------   -------------   --------------
Assets
 Investments at cost ...........................................     $   25,799       $    2,352       $   29,225
                                                                     ==========       ==========       ==========
 Investment in The Phoenix Edge Series Fund, at market .........     $   24,189       $    2,352       $   28,603
                                                                     ----------       ----------       ----------
  Total assets .................................................         24,189            2,352           28,603
Liabilities
 Accrued expenses to related party .............................              2               --               --
                                                                     ----------       ----------       ----------
Net assets .....................................................     $   24,187       $    2,352       $   28,603
                                                                     ==========       ==========       ==========
Accumulation units outstanding .................................         13,356            1,326           18,097
                                                                     ==========       ==========       ==========
Unit value .....................................................     $ 1.810998       $ 1.774067       $ 1.580492
                                                                     ==========       ==========       ==========


                                                                     Strategic        Enhanced
                                                                       Theme            Index
                                                                    Sub-Account      Sub-Account
                                                                   -------------   --------------
Assets
 Investments at cost ...........................................    $      615       $   23,603
                                                                    ==========       ==========
 Investment in The Phoenix Edge Series Fund, at market .........    $      551       $   23,803
                                                                    ----------       ----------
  Total assets .................................................           551           23,803
Liabilities
 Accrued expenses to related party .............................             1                1
                                                                    ----------       ----------
Net assets .....................................................    $      550       $   23,802
                                                                    ==========       ==========
Accumulation units outstanding .................................           474           22,332
                                                                    ==========       ==========
Unit value .....................................................    $ 1.161310       $ 1.065806
                                                                    ==========       ==========



                                                               Wanger             Wanger
                                                            International          U.S.
                                                              Small Cap          Small Cap
                                                             Sub-Account        Sub-Account
                                                            --------------      -----------
Assets
 Investments at cost ....................................   $   4,828           $  34,224
                                                            =========           =========
 Investment in Wanger Advisors Trust, at market .........   $   4,764           $  34,979
                                                            ---------           ---------
  Total assets ..........................................       4,764              34,979
Liabilities
 Accrued expenses to related party ......................           2                   4
                                                            ---------           ---------
Net assets ..............................................   $   4,762           $  34,975
                                                            =========           =========
Accumulation units outstanding ..........................       4,745              26,246
                                                            =========           =========
Unit value ..............................................   $1.003596           $1.332605
                                                            =========           =========


                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 1997


                                                                                                               Strategic
                                                                             Money Market        Growth       Allocation
                                                                              Sub-Account     Sub-Account     Sub-Account
                                                                            --------------   -------------   ------------
Investment income
 Distributions ..........................................................       $  788         $     --         $   14
Expenses
 Mortality and expense risk charges .....................................          167               44              2
                                                                                ------         --------         ------
Net investment income (loss) ............................................          621              (44)            12
                                                                                ------         --------         ------
Net realized loss from share transactions ...............................           --               --            (71)
Net realized gain (loss) distribution from Fund .........................           --           10,696            369
Net unrealized depreciation on investment ...............................           --           (8,273)          (320)
                                                                                ------         --------         ------
Net gain (loss) on investments ..........................................           --            2,423            (22)
                                                                                ------         --------         ------
Net increase (decrease) in net assets resulting from operations .........       $  621         $  2,379         $  (10)
                                                                                ======         ========         ======


                                                                  International       Balanced      Real Estate
                                                                   Sub-Account      Sub-Account     Sub-Account
                                                                 ---------------   -------------   ------------
Investment income
 Distributions ...............................................      $    --           $    --         $  228
Expenses
 Mortality and expense risk charges ..........................            1                --             --
                                                                    --------          -------         ------
Net investment income (loss) .................................           (1)               --            228
                                                                    --------          -------         ------
Net realized gain distribution from Fund .....................        1,690                --            821
Net unrealized depreciation on investment ....................       (1,611)               --           (622)
                                                                    --------          -------         ------
Net gain on investments ......................................           79                --            199
                                                                    --------          -------         ------
Net increase in net assets resulting from operations .........      $    78           $    --         $  427
                                                                    ========          =======         ======


                                                                               Strategic          Enhanced
                                                                                 Theme             Index
                                                                              Sub-Account      Sub-Account(1)
                                                                            ---------------   ---------------
Investment income
 Distributions ..........................................................       $    1             $  115
Expenses
 Mortality and expense risk charges .....................................            1                  1
                                                                                --------           ------
Net investment income ...................................................           --                114
                                                                                --------           ------
Net realized loss from share transactions ...............................           (1)                --
Net realized gain distribution from Fund ................................           64                108
Net unrealized appreciation (depreciation) on investment ................          (64)               200
                                                                                --------           ------
Net gain (loss) on investments ..........................................           (1)               308
                                                                                --------           ------
Net increase (decrease) in net assets resulting from operations .........       $   (1)            $  422
                                                                                ========           ======


                                                                                 Wanger           Wanger
                                                                             International         U.S.
                                                                               Small Cap        Small Cap
                                                                              Sub-Account      Sub-Account
                                                                            ---------------   -------------
Investment income
 Distributions ..........................................................      $    --           $   --
Expenses
 Mortality and expense risk charges .....................................            2                6
                                                                               ---------         --------
Net investment loss .....................................................           (2)              (6)
                                                                               ---------         --------
Net realized loss from share transactions ...............................           (1)              --
Net unrealized appreciation (depreciation) on investment ................          (64)             755
                                                                               ---------         --------
Net gain (loss) on investments ..........................................          (65)             755
                                                                               ---------         --------
Net increase (decrease) in net assets resulting from operations .........      $   (67)          $  749
                                                                               =========         ========


(1) From inception September 22, 1997 to December 31, 1997


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997


                                                                                                                Strategic
                                                                              Money Market        Growth       Allocation
                                                                               Sub-Account     Sub-Account     Sub-Account
                                                                             --------------   -------------   ------------
From operations
 Net investment income (loss) ............................................     $     621       $      (44)      $     12
 Net realized gain .......................................................            --           10,696            298
 Net unrealized depreciation .............................................            --           (8,273)          (320)
                                                                               ---------       ----------       --------
 Net increase (decrease) in net assets resulting from operations .........           621            2,379            (10)
                                                                               ---------       ----------       --------
From accumulation unit transactions
 Participant deposits ....................................................       484,008          101,112             10
 Participant transfers ...................................................       (99,972)           2,352          2,352
 Participant withdrawals .................................................        (5,143)            (766)            --
                                                                               ---------       ----------       --------
 Net increase in net assets resulting from participant transactions ......       378,893          102,698          2,362
                                                                               ---------       ----------       --------
 Net increase in net assets ..............................................       379,514          105,077          2,352
Net assets
 Beginning of period .....................................................            --               --             --
                                                                               ---------       ----------       --------
 End of period ...........................................................     $ 379,514       $  105,007       $  2,352
                                                                               =========       ==========       ========


                                                                              International       Balanced      Real Estate
                                                                               Sub-Account      Sub-Account     Sub-Account
                                                                             ---------------   -------------   ------------
From operations
 Net investment income (loss) ............................................      $     (1)         $     --       $    228
 Net realized gain .......................................................         1,690                --            821
 Net unrealized depreciation .............................................        (1,611)               --           (622)
                                                                                --------          --------       --------
 Net increase in net assets resulting from operations ....................            78                --            427
                                                                                --------          --------       --------
From accumulation unit transactions
 Participant deposits ....................................................         2,067                --          3,791
 Participant transfers ...................................................        22,053             2,352         24,405
 Participant withdrawals .................................................           (11)               --            (20)
                                                                                --------          --------       --------
 Net increase in net assets resulting from participant transactions ......        24,109             2,352         28,176
                                                                                --------          --------       --------
 Net increase in net assets ..............................................        24,187             2,352         28,603
Net assets
 Beginning of period .....................................................            --                --             --
                                                                                --------          --------       --------
 End of period ...........................................................      $ 24,187          $  2,352       $ 28,603
                                                                                ========          ========       ========


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997
                                  (Continued)


                                                                               Strategic         Enhanced
                                                                                 Theme             Index
                                                                              Sub-Account     Sub-Account(1)
                                                                             -------------   ----------------
From operations
 Net investment income ...................................................      $  --            $   114
 Net realized gain .......................................................         63                108
 Net unrealized appreciation (depreciation) ..............................        (64)               200
                                                                                -------          -------
 Net increase (decrease) in net assets resulting from operations .........         (1)               422
                                                                                -------          -------
From accumulation unit transactions
 Participant deposits ....................................................        565              1,339
 Participant transfers ...................................................         --             22,053
 Participant withdrawals .................................................        (14)               (12)
                                                                                -------          -------
 Net increase in net assets resulting from participant transactions ......        551             23,380
                                                                                -------          -------
 Net increase in net assets ..............................................        550             23,802
Net assets
 Beginning of period .....................................................         --                 --
                                                                                -------          -------
 End of period ...........................................................      $ 550            $23,802
                                                                                =======          =======


                                                                                  Wanger           Wanger
                                                                              International         U.S.
                                                                                Small Cap        Small Cap
                                                                               Sub-Account      Sub-Account
                                                                             ---------------   -------------
From operations
 Net investment loss .....................................................       $   (2)          $    (6)
 Net realized loss .......................................................           (1)               --
 Net unrealized appreciation (depreciation) ..............................          (64)              755
                                                                                 --------         -------
 Net increase (decrease) in net assets resulting from operations .........          (67)              749
                                                                                 --------         -------
From accumulation unit transactions
 Participant deposits ....................................................        4,877             9,994
 Participant transfers ...................................................           --            24,405
 Participant withdrawals .................................................          (48)             (173)
                                                                                 --------         -------
 Net increase in net assets resulting from participant transactions ......        4,829            34,226
                                                                                 --------         -------
 Net increase in net assets ..............................................        4,762            34,975
Net assets
 Beginning of period .....................................................           --                --
                                                                                 --------         -------
 End of period ...........................................................       $4,762           $34,975
                                                                                 ========         =======

(1) From inception September 22, 1997 to December 31, 1997


                       See Notes to Financial Statements

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 1--Organization

     Phoenix Home Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company (Phoenix). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Policies offered by the Account have a death benefit, cash surrender value and loan privileges. The Account was established January 1, 1987 and currently consists of twelve Sub-Accounts, that invest in a corresponding series of The Phoenix Edge Series Fund and Wanger Advisors Trust ("the Funds"). At December 31, 1997, there were no investments in the Multi-Sector Fixed Income and the Aberdeen New Asia Sub-Accounts.

     Each series has distinct investment objectives. The Money Market Series is a short-term investment fund. The Growth Series is a growth common stock fund. The Multi-Sector Fixed Income Series is a long-term debt fund. The Strategic Allocation Series (formerly Total Return) invests in equity securities and long and short-term debt. The International Series invests primarily in an internationally diversified portfolio of equity securities. The Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities. The Real Estate Series invests in marketable securities of publicly traded Real Estate Investment Trusts ("REITs") and companies that are principally engaged in the real estate industry. The Strategic Theme Series invests in securities of companies believed to benefit from specific trends. The Aberdeen New Asia Series invests primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Research Enhanced Index ("Enhanced Index") Series invests in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion and the Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. Additionally, policyowners may also direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

     A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

     B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

     C. Income taxes: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. Distributions: Distributions are recorded on the ex-dividend date.

Note 3--Purchases and Sales of Shares of the Funds

     Purchases and sales of shares of the Funds for the period ended December 31, 1997 aggregated the following:


Sub-Account                           Purchases       Sales
----------------------------------   -----------   ----------
The Phoenix Edge Series Fund:
 Money Market ....................    $453,999      $74,107
 Growth...........................     113,409           18
 Strategic Allocation ............       3,672          927
 International ...................      25,810           11
 Balanced ........................       2,352           --
 Real Estate .....................      29,225           --
 Strategic Theme .................         629           14
 Enhanced Index ..................      23,615           12
Wanger Advisors Trust:
 International Small Cap .........       4,857           29
 U.S. Small Cap ..................      34,224           65


Note 4--Participant Accumulation Unit Transactions (in units)


                                                                                Sub-Account
                                                   ----------------------------------------------------------------------
                                                       Money                     Strategic
                                                      Market        Growth      Allocation     International     Balanced
                                                   ------------   ----------   ------------   ---------------   ---------
Units outstanding, beginning of period .........           --           --          --                --             --
Participant deposits ...........................      337,515       24,642          (4)            1,166             --
Participant transfers ..........................      (69,634)         560         845            12,196          1,326
Participant withdrawals ........................       (3,585)        (187)          4                (6)            --
                                                      --------      -------        ----           -------         -----
Units outstanding, end of period ...............      264,296       25,015         845            13,356          1,326
                                                      ========      =======        ====           =======         =====

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Participant Accumulation Unit Transactions (in units) (continued)


                                                                                Sub-Account
                                                   ----------------------------------------------------------------------
                                                                                                Wanger
                                                      Real       Strategic     Enhanced     International     Wanger U.S.
                                                     Estate        Theme         Index        Small Cap        Small Cap
                                                   ----------   -----------   ----------   ---------------   ------------
Units outstanding, beginning of period .........         --           --            --             --               --
Participant deposits ...........................      2,464          487         1,287          4,793            7,636
Participant transfers ..........................     15,646           --        21,057             --           18,741
Participant withdrawals ........................        (13)         (13)          (12)           (48)            (131)
                                                     -------         ----       -------         ------          -------
Units outstanding, end of period ...............     18,097          474        22,332          4,745           26,246
                                                     =======         ====       =======         ======          =======


Note 5--Policy Loans

     Transfers are made to Phoenix's general account as a result of policy loans. Policy provisions allow policyowners to borrow up to 75% of a policy's cash value during the first three policy years and up to 90% of cash value thereafter, with interest of 8% due and payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to Phoenix's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 7.25%. Loan repayments result in a transfer of collateral back to the Account.

Note 6--Investment Advisory Fees and Related Party Transactions

     Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.

     The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Sub-accounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $2,122 during the period ended December 31, 1997.

     Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a fraction of the balance of any unpaid acquisition expense allowance is deducted from the policy value and paid to Phoenix.

     Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix.

     An acquisition expense allowance is paid to Phoenix over a ten year period from contract inception by a withdrawal of units. The acquisition expense allowance consists of a sales load of 5.5% of the issue premium to compensate Phoenix for distribution expenses incurred, an issue administration charge of 1.0% of the issue premium to compensate Phoenix for underwriting and start-up expenses and premium taxes which currently range from 0.75% to 4% of premiums paid based on the state where the policyowner resides. In the event of a surrender before ten years, the unpaid balance of the acquisition expense allowance is deducted and paid to Phoenix.

     Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.50% of the average daily net assets of the Account for mortality and expense risks assumed.

Note 7--Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                       REPORT OF INDEPENDENT ACCOUNTANTS



Price Waterhouse LLP                                   [LOGO]


To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
 Participants of Phoenix Home Life Variable Universal Life Account


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub-Account, Strategic Allocation Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Strategic Theme Sub-Account, Enhanced Index Sub-Account, Wanger International Small Cap Sub-Account and Wanger U.S. Small Cap Sub-Account (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 1997 and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of investments at December 31, 1997 by correspondence with the Funds' custodians, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP


Hartford, Connecticut
February 19, 1998

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodians
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
(International Series)
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
(Real Estate Series, Enhanced Index Series)
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

[BACK COVER]


[LOGO] PHOENIX



Phoenix Home Life Mutual Insurance Company
101 Munson Street
P.O. Box 810
Greenfield, MA 01302-0810








OL2546 A (2/98) (C) 1998 Phoenix Home Life Mutual Insurance Company
700.04

                                       [RECYCLE LOGO] Printed on Recycled Paper.